Project Assets - By location (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Construction Projects [Line Items]
Project assets	$ 57,729	$ 95,726
United States
Construction Projects [Line Items]
Project assets	41,300	41,326
United Kingdom
Construction Projects [Line Items]
Project assets	1,054	9,193
Japan
Construction Projects [Line Items]
Project assets	5,496	21,132
PRC
Construction Projects [Line Items]
Project assets	$ 9,879	$ 24,075